Loans, financing and debentures - Roll-forward of loans, financing and debentures (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025
Disclosure of detailed information about borrowings [abstract]
Opening balance	R$ 94,801,257	R$ 101,435,531	R$ 101,435,531
Fundraising, net of issuance costs	91,273	23,871,760
Interest accrued	1,426,111	5,953,778
Monetary and exchange rate variation, net	(3,419,196)	(8,384,101)
Settlement of principal	(473,585)	(22,353,325)
Settlement of interest	(1,711,077)	(5,817,907)
Amortization of fundraising costs	20,834	R$ 101,803
Other Changes in Borrowings			R$ (6,282)
Closing balance	R$ 90,735,617